7. Share-based payments (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Payments Details
Nonemployee common stock	$ 571,207	$ 596,750	$ 631,550	$ 6,500
Nonemployee warrants	31,887	$ 6,395,940	7,204,573	$ 645,424
Nonemployee warrants - service and performance conditions			264,919
Legal settlement - replacement warrants	1,119,450		7,950,000
Employee stock options	654,000	$ 9,550,000	2,321,000
Total share-based expense charged against income	$ 2,376,544	$ 16,542,690	$ 18,372,042	$ 651,924
Impact on net loss per common share: Basic and diluted	$ (0.04)	$ (0.31)	$ (0.32)	$ (0.01)